Goodwill (Details) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Goodwill
Goodwill, Beginning Balance	$ 1,282,919	$ 1,311,253	$ 1,282,919	$ 1,311,253	$ 1,311,253	$ 1,305,571
Acquisition					21,527	9,767
Measurement period adjustments						(4,175)
Disposals					(49,349)
Impact of foreign currency fluctuations and other	(77)		(1,415)		(512)	90
Goodwill, Ending Balance	1,282,842		1,281,504		$ 1,282,919	$ 1,311,253
Number of reporting unit | item					5	1
Decreased accounts receivable	57,607	64,130	99,470	60,423	$ (50,906)	$ 43,109
Decreased other current liabilities	(28,827)	(32,008)	3,388	(17,539)	9,842	(6,038)
Decreased other non-current liabilities	(4,770)	$ (3,014)	(6,338)	$ (1,195)	774	$ 5,271
The 2016 Transaction
Goodwill
Measurement period adjustments					4,175
Increased computer hardware and other property					3,925
Decreased accounts receivable					614
Decreased other current liabilities					360
Decreased other non-current liabilities					504
Derwent Product Line
Goodwill
Goodwill, Beginning Balance	$ 130,381		$ 130,381
Goodwill, Ending Balance					$ 130,381
Carrying value (in Percentage)					2.00%